CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Common Class A [Member]
Common stock par or stated value per share	$ 0.00001	$ 0.00001
Common Stock Shares Authorized	9,250,000,000	9,250,000,000
Common Stock Shares Issued	1,562,944,610	1,551,709,362
Common Stock Shares Outstanding	1,559,991,508	1,549,404,500
Common Class B [Member]
Common stock par or stated value per share	$ 0.00001	$ 0.00001
Common Stock Shares Authorized	750,000,000	750,000,000
Common Stock Shares Issued	348,708,257	348,708,257
Common Stock Shares Outstanding	348,708,257	348,708,257